Taxes on Income (Details) - Schedule of Composition of Income Tax Benefit (Taxes on Income) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021 [1]
Current tax expense
Current year	€ (932)	€ (1,826)	€ (977)
Current tax expense, net	(932)	(1,826)	(977)
Deferred tax income
Creation and reversal of temporary differences	1,655	174	3,513
Adjustments for prior years, net	713
Deferred tax income	2,368	174	3,513
Tax benefit (taxes on income)	€ 1,436	€ (1,652)	€ 2,536

[1]	Reclassified due to discontinued operation - see Note 23.